PIMCO Equity Series

Supplement Dated March 6, 2012 to the

PIMCO Emerging Multi-Asset Fund, PIMCO EqS Emerging Markets Fund and PIMCO EqS

Pathfinder Fund™ – Institutional Class, Class P, Administrative Class and Class D Prospectus

(dated October 31, 2011); PIMCO Emerging Multi-Asset Fund, PIMCO EqS Emerging Markets

Fund and PIMCO EqS Pathfinder Fund™ – Class A, Class C and Class R Prospectus (dated

October 31, 2011); PIMCO Dividend and Income Builder Fund and PIMCO EqS Dividend Fund –

Institutional Class, Class P, Administrative Class and Class D Prospectus (dated November 21, 2011); PIMCO Dividend and Income Builder Fund and PIMCO EqS Dividend Fund – Class A,

Class C and Class R Prospectus (dated November 21, 2011); PIMCO EqS Long/Short Fund –

Institutional Class, Class P, Administrative Class and Class D Prospectus (dated March 2, 2012);

and PIMCO EqS Long/Short Fund – Class A, Class C and Class R Prospectus (dated March 2,

2012) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to Investment in Other Investment Companies

Effective immediately, the second paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Investment in Other Investment Companies” section in each Prospectus is deleted in its entirety and replaced with the following:

Each Fund may invest in certain money market funds and/or short-term bond funds (“Central Funds”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity Fixed Income Instruments. The Central Funds may incur expenses related to their investment activities, but do not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement for Future Reference

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